UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2004

Date of reporting period:	12/31/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Prudential Long–Term

Growth Account

Annual Report to Participants

December 31, 2004

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

A Prudential Financial company

IFS-2005-A077792

A description of the Account’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 to obtain descriptions of the Account’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Account voted proxies relating to portfolio securities during the most recent 12-month period ended December 31, 2004 is available on the website of the Commission, at www.sec.gov and on the Account’s website at www.irrc.com/prudential.

The Account files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Participants may obtain copies of Form N-Q filings by calling 888-778-2888.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for VCA-2.

It is for the information of persons participating in The Prudential Variable Contract Account-2 (VCA-2, Long-Term Growth Account, or the Account). VCA-2 is a group annuity insurance product issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. PIMS is a Prudential Financial company. Guarantees are based on the claims-paying ability of the issuing Company. Each company is solely responsible for its own respective financial conditions and contractual obligations. Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details.

■	DEAR PARTICIPANT,

We hope that you find the annual report for The Prudential Variable Contract Account-2 to be a valuable source of information about your investments. Your success is important to us.

As the New Year begins, we are taking this opportunity to remind you of the importance of asset allocation, a strategy that takes a long-term, disciplined approach and can help minimize risk through a diversified portfolio. Investing in a strategic mix of assets can help you avoid the negative impact of a downturn in one asset class and can help better position your investments as asset classes rotate in and out of favor.

Your investment professional can help you create a diversified investment plan that considers your reasons for investing, personal investment horizon and risk tolerance. A carefully chosen and broad mix of assets — reviewed periodically over time — can help you stay focused on meeting your long-term objectives, despite fluctuations in the market.

At Prudential, we are committed to helping you grow and protect your wealth by providing financial solutions that meet your needs — today and in the future. We look forward to continuing our relationship with you and thank you for your confidence in our products.

Sincerely,

Judy A. Rice

President,

Variable Contract Account 2

January 31, 2005

The Prudential Long-Term Growth Program

Annual Report

December 31, 2004

Letter to Participants

The Prudential Long-Term Growth Account

Annual Report

December 31, 2004

VCA-2 PORTFOLIO

MANAGED BY: JENNISON ASSOCIATES LLC

Past performance does not guarantee future returns. The Account performance information shown below is net of investment and administration fees and Account expenses, but does not include the effect of any sales charges. If sales charges were included, the performance figures would be lower. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

PERFORMANCE SUMMARY

Average Annual Total Returns (%)	1-Year	5-Year	10-Year
Long-Term Growth Acct.[1]	9.94	2.48	9.05
Long-Term Growth Acct. (with sales charge)[2]	7.36	2.01	8.93
S&P 500 Index[3]	10.87	–2.30	12.07

Long-Term Growth Account inception date: 7/1/68.

PERFORMANCE SUMMARY

“For the year ended December 31, 2004, the VCA-2 Portfolio had a total return of 9.94%, compared with the return of 10.87% for the unmanaged S&P 500 Index.

Over the course of 2004, mixed economic data resulted in unsettled equity markets. After first-quarter growth disappointed investors, they began to question the strength and long-term viability of the recovery. High energy prices caused further concern because they could slow the rate of corporate profit growth and consumer spending. The economy, nonetheless, continued to expand at a moderate pace.

The Portfolio finished the year only marginally behind the S&P 500 Index. The strongest contributors to total return were the energy, health care and financials sectors, which also outpaced the respective sectors of the index. The consumer discretionary holdings detracted from overall return. While no other sector posted more than marginal negative total return, the Portfolio’s telecommunication services, materials, and industrials sectors and select information technology holdings underperformed the benchmark.

In terms of individual holdings, Sepracor benefited from the FDA’s approval of its Lunesta (formerly Estorra) insomnia drug and is one of the few pharmaceutical companies with an attractive pipeline. Shares of pharmacy benefits manager Caremark Rx moved higher after it reported higher third-quarter earnings growth than was expected. Earnings were driven by new contracts and contract renewals, as well as by its integration with AdvancePCS, which it acquired in March 2004. Suncor Energy and Weatherford International led the Portfolio’s energy holdings. Companhia Vale do Rio Doce, one of the world’s largest iron ore producers, continued to benefit from tight supply and sustained global demand for iron ore. It is one of the few companies in the industry to have such an extensive reserve base that new mines can be brought into production in the coming years.

Positions in semiconductor companies Intel and Texas Instruments detracted from return, as they were caught in the general semiconductor downdraft. We eliminated the Portfolio’s position in Intel, which also had manufacturing and engineering problems. Media holding Viacom fell. Investors were concerned about the pace of the advertising recovery and about increased competition from online advertising. In addition, radio growth and profitability were below expectations, and Viacom lost its highly respected president, Mel Karmazin. We are monitoring Viacom carefully.

It appears the global economy is poised to grow at a more modest pace. We think the relative scarcity of growth stocks suits our strengths in selecting them. On the value side, we are particularly interested in companies with catalysts that should lead to out performance in the near to intermediate term. We remain confident that the supply and demand imbalance for energy will continue for the long term and remain bullish on the energy sector.”

$10,000 INVESTED OVER 10 YEARS

These results represent past performance and are not indicative of future performance. Investment return and principal value of the Long-Term Growth Account will fluctuate resulting in a value that may at any time, including the time of withdrawal of the cash value, be more or less than the total principal investment made. Investment in the Long-Term Growth Account involves various risks that are more fully described in the prospectus. For more complete information about the Account, including charges and expenses, please see prospectus. Please read it carefully before investing.

[1]	The results are shown after the deduction of all expenses, including investment management and mortality and expense charges, but do not include the effect of any sales charge.
[2]	The results are shown after the deduction of all expenses, including investment management and mortality and expenses charges, and in addition reflect the deduction of a front-end 2.5% sales charge and the impact of an annual account charge.
[3]	The S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market. Investors cannot invest directly in an index.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS

December 31, 2004

LONG-TERM INVESTMENTS — 97.6%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace/Defense — 1.1%
Lockhead Martin Corp.	74,200	$4,121,810

Air Freight & Logistics — 1.8%
United Parcel Service Cl. B	80,000	6,836,800

Biotechnology — 3.9%
Amgen, Inc. (a)	77,300	4,958,795
Genentech Inc.(a)	50,600	2,754,664
Gilead Sciences, Inc. (a)	139,700	4,888,103
MedImmune, Inc. (a)	91,500	2,480,565

		15,082,127

Capital Markets — 3.4%
Bank of New York (The)	86,500	2,890,830
Charles Schwab Corp.	202,000	2,415,920
Goldman Sachs Group, Inc. (The)	35,200	3,662,208
Merrill Lynch & Co.	66,600	3,980,682

		12,949,640

Chemicals — 2.4%
Agrium, Inc.	275,800	4,647,230
Dupont EI. De Nemours	95,500	4,684,275

		9,331,505

Commercial Services & Supplies — 1.8%
Cendant Corp.	179,100	4,187,358
Paychex, Inc.	78,500	2,675,280

		6,862,638

Communications Equipment — 2.4%
QualComm, Inc.	64,700	2,743,280
Nortel Networks Corp. (Canada) (a)	868,900	3,032,461
Research in Motion Ltd. (Canada) (a)	42,600	3,511,092

		9,286,833

Computers & Peripherals — 1.0%
IBM Corp.	40,700	4,012,206

Consumer Finance — 2.0%
American Express Co.	134,300	7,570,491

Diversified Financial Services — 3.6%
J.P. Morgan & Chase Co.	196,192	7,653,450
Principal Financial Group, Inc.	154,100	6,308,854

		13,962,304

Diversified Telecommunication Service — 1.4%
SBC Communications Corp.	204,800	5,277,696

Electric Utilities — 1.2%
Exelon Corp.	107,600	4,741,932

Electronic Equipment & Instruments — 1.2%
Agilent Technologies, Inc. (a)	202,300	4,875,430

Energy Equipment & Services — 7.5%
BJ Services Co.	151,100	7,032,194
ENSCO International, Inc.	124,100	3,938,934
Global SantaFe Corp.	113,100	3,744,741
Schlumberger Ltd.	71,800	4,807,010
Smith International, Inc. (a)	80,800	4,396,328

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Energy Equipment & Services (cont’d.)
Weatherford International Ltd. ADR (Bermuda) (a)	94,600	$4,852,980

		28,772,187

Food & Staples Retailing — 1.1%
Kroger Co. (The) (a)	250,100	4,386,754

Food Products — 1.0%
Cadbury Schweppes Spons. ADR	104,300	3,932,110

Health Care Providers & Service — 2.6%
Caremark Rx, Inc.(a)	142,400	5,614,832
Wellpoint Inc. (a)	38,600	4,439,000

		10,053,832

Industrial Conglomerates — 4.9%
General Electric Company	339,100	12,377,150
Tyco International Ltd. (Bermuda)	183,300	6,551,142

		18,928,292

Insurance — 3.2%
American International Group	94,100	6,179,547
Loews Corp.	86,600	6,087,980

		12,267,527

Internet Software & Services — 1.1%
Google Inc. Cl. A (a)	21,400	4,132,340

Machinery — 1.0%
Deere & Co.	53,700	3,995,280

Media — 1.9%
Dreamworks Animation Skg. Cl. A. (a)	4,700	176,297
Univision Communications, Inc. Cl. A (a)	136,000	3,980,720
Viacom, Inc. Cl. B	89,932	3,272,625

		7,429,642

Metals & Mining — 7.3%
Alumina Ltd. ADR	280,100	5,193,054
Companhia Vale do Rio Doce ADR (Brazil)	365,300	10,597,353
Freeport-McMoRan Cooper & Gold, Inc. Cl. B	199,600	7,630,708
Newmont Mining Corp.	107,600	4,778,516

		28,199,631

Multiline Retail — 1.3%
Target Corp.	94,800	4,922,964

Multi-Utilities & Unregulated Power — 2.5%
Constellation Energy Group, Inc.	91,900	4,016,949
Sempra Energy	156,700	5,747,756

		9,764,705

Office Electronics — 2.0%
Xerox Corp. (a)	445,500	7,577,955

Oil & Gas — 7.6%
Apache Corp.	89,470	4,524,498
Kerr-McGee Corp.	58,600	3,386,494

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS

December 31, 2004

LONG-TERM INVESTMENTS
COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Oil & Gas (cont’d.)
Nexen, Inc. (Canada)	95,700	$3,890,205
Suncor Energy, Inc. (Canada)	275,100	9,738,540
Total Fina Elf S.A. ADR (France)	72,000	7,908,480

		29,448,217

Pharmaceuticals — 10.0%
Allergan, Inc.	56,500	4,580,455
Eli Lilly & Co.	118,800	6,702,175
Merck & Co. Inc.	136,700	4,393,538
Novartis AG ADR	108,900	5,503,806
Roche Holdings Ltd. ADR	55,700	6,412,039
Sepracor, Inc. (a)	114,600	6,803,802
Wyeth	99,800	4,250,482

		38,646,297

Semiconductors & Semiconductor Equipment — 2.2%
Marvell Technology Group Ltd. (a)	153,200	5,434,004
Maxim Integrated Products, Inc.	69,800	2,958,822

		8,392,826

Software — 9.5%
Adobe Systems Incorporated.	53,000	3,325,220
Electronic Arts, Inc. (a)	133,600	8,240,448
Mercury Interactive Corp (a)	94,400	4,299,920
Microsoft Corp.	427,000	11,405,170
Navteq Corp.(a)	57,400	2,661,064
SAP AG ADR (Germany)	149,900	6,627,079

		36,558,901

Specialty Retail — 1.2%
Bed, Bath & Beyond, Inc. (a)	115,400	4,596,382

Tobacco — 1.3%
Altria Group, Inc.	83,800	5,120,180

Wireless Telecommunication Services — 1.2%
Nextel Communications Inc., Cl. A (a)	153,600	4,608,000

TOTAL LONG-TERM INVESTMENTS (Cost: $290,790,745)		$376,645,434

SHORT-TERM INVESTMENTS — 2.1%
MUTUAL FUND
Dryden Core Investment Fund- Taxable Money Market Series (Cost $8,009,571; Note 4)	8,009,571	8,009,571

TOTAL INVESTMENTS — 99.7% (Cost $298,800,316)		$384,655,005

Value (Note 2)
OTHER ASSETS, LESS LIABILITIES — 0.3%
Receivable for Securities Sold	$1,665,664
Dividends and Interest Receivable	385,448
Payable for Securities Purchased	(991,113)
Payable for Pending Capital Transactions	(49,818)

OTHER ASSETS IN EXCESS OF LIABILITIES	1,010,181

NET ASSETS — 100%	$385,665,186

NET ASSETS, representing:
Equity of Participants 12,922,667 Accumulation Units at an Accumulation Unit Value of $28.5366	368,768,348
Equity of Annuitants	14,515,474
Equity of The Prudential Insurance Company of America	2,381,364

$385,665,186

(a)	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS

December 31, 2004

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2004 were as follows:

Pharmaceuticals	10.0%
Software	9.5
Oil & Gas	7.6
Energy Equipment & Services	7.5
Metals & Mining	7.3
Industrial Conglomerates	4.9
Biotechnology	3.9
Diversified Financial Services	3.6
Capital Markets	3.4
Insurance	3.2
Health Care Providers & Services	2.6
Multi-Utilities & Unregulated Power	2.5
Chemicals	2.4
Communications Equipment	2.4
Semiconductors & Semiconductor Equipment	2.2
Mutual Fund	2.1
Consumer Finance	2.0
Office Electronics	2.0
Media	1.9
Air Freight & Logistics	1.8
Commercial Services & Supplies	1.8
Diversified Telecommunication Service	1.4
Multiline Retail	1.3
Tobacco	1.3
Electric Utilities	1.2
Electronic Equipment & Instruments	1.2
Specialty Retail	1.2
Wireless Telecommunication Services	1.2
Aerospace/Defense	1.1
Food & Staples Retailing	1.1
Internet Software & Services	1.1
Computers & Peripherals	1.0
Food Products	1.0
Machinery	1.0

99.7
Other assets in excess of liabilities	0.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2004

INVESTMENT INCOME
Dividends (net of $100,751 foreign withholding tax)	$6,292,999
EXPENSES
Fees Charged to Participants and Annuitants for Investment Management Services	(459,017)
Fees Charged to Participants (other than Annuitants) for Assuming Mortality and Expense Risks	(1,336,918)
Total Expenses	(1,795,935)
NET INVESTMENT INCOME	4,497,064
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on Investment Transactions	21,143,823
Net Change in Unrealized Appreciation (Depreciation) on Investments	9,957,696
NET GAIN ON INVESTMENTS	31,101,519
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,598,583

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2004	2003
OPERATIONS
Net Investment Income	$4,497,064	$3,088,050
Net Realized Gain (Loss) on Investment Transactions	21,143,823	(5,724,907)
Net Change In Unrealized Appreciation (Depreciation) on Investments	9,957,696	102,923,150
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	35,598,583	100,286,293
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	18,383,861	19,036,349
Withdrawals and Transfers Out	(42,512,436)	(35,970,909)
Annual Administration Charges Deducted from Participants’ Accumulation Accounts	(10,155)	(11,216)
Mortality and Expense Risk Charges Deducted from Annuitants’ Accounts	(40,134)	(45,051)
Variable Annuity Payments	(2,089,278)	(2,034,035)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(26,268,142)	(19,024,862)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(102,398)	63,045
TOTAL INCREASE IN NET ASSETS	9,228,043	81,324,476
NET ASSETS
Beginning of year	376,437,143	295,112,667
End of year	$385,665,186	$376,437,143

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-2

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT*

(For an Accumulation Unit outstanding throughout the period)

	Year Ended December 31,
	2004	2003	2002	2001	2000
Investment Income	$.4502	$.3116	$.2859	$.3621	$.4152
Expenses
Investment management fee	(.0331)	(.0269)	(.0268)	(.0320)	(.0321)
Assuming mortality and expense risks	(.0991)	(.0805)	(.0803)	(.0960)	(.0961)
Net Investment Income	.3180	.2042	.1788	.2341	.2870
Capital Changes
Net realized gain (loss) on investment transactions	1.5269	(.3489)	(2.4591)	(2.1868)	1.8450
Net change in unrealized appreciation (depreciation) of investments	.7360	6.9421	(3.2340)	(.7809)	.0344
Net Increase (Decrease) in Accumulation Unit Value	2.5809	6.7974	(5.5143)	(2.7336)	2.1664
Accumulation Unit Value
Beginning of year	25.9557	19.1583	24.6726	27.4062	25.2398
End of year	$28.5366	$25.9557	$19.1583	$24.6726	$27.4062
Total Return**	9.94%	35.48%	(22.35)%	(9.97)%	8.58%
Ratio Of Expenses To Average Net Assets***	.50%	.50%	.50%	.50%	.50%
Ratio Of Net Investment Income To Average Net Assets***	1.20%	.95%	.83%	.92%	1.12%
Portfolio Turnover Rate	62%	62%	71%	80%	84%
Number of Accumulation Units Outstanding
For Participants at end of year (000 omitted)	12,923	13,830	14,636	15,271	16,372

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported.
***	These calculations exclude Prudential’s equity in VCA-2.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-2

Note 1:	General

The Prudential Variable Contract Account-2 (VCA-2 or the Account) was established on January 9, 1968 by The Prudential Insurance Company of America (“Prudential”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-2 has been designed for use by public school systems and certain tax-exempt organizations to provide for the purchase and payment of tax-deferred variable annuities. The investment objective of the Account is long-term growth of capital. Its investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because Prudential assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s), to be over-the-counter, are valued by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Investments in mutual funds are valued at their net asset value.

Short-term investments which mature in more than 60 days are valued based on current market quotations. Short-term investments having maturities of 60 days or less are valued at amortized cost which approximates market value. Amortized cost is computed using the cost on the date of purchase, adjusted for constant accretion of discount or amortization of premium to maturity.

Securities Transactions and Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premiums and accretion of discount on debt securities, as required is recorded on the accrual basis. Income and realized and unrealized gains and losses are allocated to the Participants and Prudential on a daily basis in proportion to their respective ownership in VCA-2.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Federal Income Taxes:    The operations of VCA-2 are part of, and are taxed with, the operations of Prudential. Under the current provisions of the Internal Revenue Code, Prudential does not expect to incur federal income taxes on earnings of VCA-2 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-2 has not been reduced by federal income taxes.

Annuity Reserves:    Reserves are computed for purchased annuities using the Prudential 1950 Group Annuity Valuation (GAV) Table, adjusted, and a valuation interest rate related to the Assumed Investment Result (AIR). The valuation interest rate is equal to the AIR less .5% in contract charges defined in Note 3. The AIRs are selected by each Contract-holder and are described in the prospectus.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with management of the Account. PI pays for the services of Jennison.

A daily charge, at an effective annual rate of 0.125% of the current value of the Participant’s (other than Annuitants’ and Prudential’s) equity in VCA-2, is charged to the Account and paid to PI for investment management services. An equivalent charge is deducted monthly in determining the amount of Annuitants’ payments.

A daily charge, paid to PI for assuming mortality and expense risks, is calculated at an effective annual rate of 0.375% of the current value of the Participant’s (other than Annuitants’ and Prudential’s) equity in VCA-2. A one-time equivalent charge is deducted when the Annuity Units for Annuitants are determined.

Prudential, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual administration charge of not more than $30 annually is deducted from the accumulation account of certain Participants either at the time of withdrawal of the value of the entire Participant’s account or at the end of the fiscal year by canceling Accumulation Units. This deduction may be made from a fixed-dollar annuity contract if the Participant is enrolled under such a contract.

A charge of 2.5% for sales and other marketing expenses is deducted from certain Participant’s purchase payments. For the year ended December 31, 2004, Prudential has advised the Account it has not received any sales charges.

Note 4:	Purchases and Sales of Portfolio Securities

For the year ended December 31, 2004, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $229,558,048 and $226,598,549, respectively.

Investment in the Core Fund:    The Account invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the year ended December 31, 2004, the Account earned $75,891, by investing its excess cash in the Series.

Note 5:	Unit Transactions

The number of Accumulation Units issued and redeemed for the years ended December 31, 2004 and December 31, 2003, respectively, are as follows:

	Year Ended December 31,	Year Ended December 31,
	2004	2003
Units issued	698,531	901,874
Units redeemed	(1,605,538)	(1,708,429)
Net decrease	(907,007)	(806,555)

Note 6:	Net Increase (Decrease) in Net Assets Resulting from Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increases to/(reductions from) Prudential’s investment Account. The increase (decrease) includes reserve adjustments for mortality and expense risks assumed by Prudential.

Note 7:	Participant Loans

Participant loan initiations are not permitted in VCA-2. However, participants who initiated loans in other accounts are permitted to direct loan repayments into VCA-2.

For the years ended December 31, 2004 and December 31, 2003, $9,435 and $9,987 of participant loan principal and interest has been paid to VCA-2, respectively. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Committee and Participants of

The Prudential Variable Contract Account-2:

We have audited the accompanying statement of net assets of The Prudential Variable Contract Account-2 (the “Account”), as of December 31, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2003 and the financial highlights for the periods presented prior to January 1, 2004, were audited by another independent registered public accounting firm, whose report dated February 24, 2004, expressed an unqualified opinion thereon.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 24, 2005

Management of VCA-2 (Unaudited)

Information pertaining to the Committee Members of VCA-2 is set forth below. Committee Members who are not deemed to be “interested persons” of VCA-2, as defined in the 1940 Act are referred to as “Independent Committee Members.” Fund Complex” consists of VCA-2 and any other investment companies managed by Prudential Investments LLC (the Manager or PI).

Independent Committee Members

Saul K. Fenster, Ph.D. (Birthdate: 3/22/33) Chairman and Committee Member, Since 1983

Oversees 74 portfolios in Fund Complex

Principal occupations (last 5 years): Currently President Emeritus of New Jersey Institute of Technology (since 2002); formerly President (1978-2002) of New Jersey Institute of Technology; Commissioner (1998-2002) of the Middle States Association Commission on Higher Education; Commissioner (1985-2002) of the New Jersey Commission on Science and Technology; Director (since 1998) of Society of Manufacturing Engineering Education Foundation, Director (since 1995) of Prosperity New Jersey; formerly a director or trustee of Liberty Science Center, Research and Development Council of New Jersey, New Jersey State Chamber of Commerce, and National Action Council for Minorities in Engineering.

Other Directorships held1: Member (since 2000), Board of Directors of IDT Corporation

W. Scott McDonald, Jr. (Birthdate: 4/19/37) Committee Member, Since 1983

Oversees 74 portfolios in Fund Complex

Principal occupations (last 5 years): Of Counsel (since 2004); formerly Management Consultant (1997-2004) at Kaludis Consulting Group, Inc. (company serving higher education); Formerly principal (1995-1997), Scott McDonald & Associates, Chief Operating Officer (1991-1995), Fairleigh Dickinson University, Executive Vice President and Chief Operating Officer (1975-1991), Drew University, interim President (1988-1990), Drew University and former Director of School, College and University Underwriters Ltd.

Other Directorships held1: None

Joseph Weber, Ph.D. (Birthdate: 1/2/24) Committee Member, Since 1983

Oversees 1 portfolio in Fund Complex

Principal occupations (last 5 years): Vice President, Finance (retired), Interclass (international corporate learning) since 1991; formerly President, The Alliance for Learning; retired Vice President, Member of the Board of Directors and Members of the Executive and Operating Committees, Hoffmann-LaRoche Inc; retired member, Board of Overseers, New Jersey Institute of Technology. Trustee and Vice Chairman Emeritus, Fairleigh Dickinson University.

Other Directorships held1: None

David E.A. Carson (Birthdate: 8/2/34) Committee Member, Since 2004

Oversees 88 portfolios in Fund Complex

Principal Occupations (last 5 years): Director (January 2000-May 2000), Chairman (January 1999-December 1999), Chairman and Chief Executive Officer (January 1998-December 1998) and President, Chairman and Chief Executive Officer of People’s Bank (1983-1997).

Other Directorships held1: Director of United Illuminating and UIL Holdings (utility company), since 1993.

Information pertaining to the Officers of VCA-2 is set forth below.

Officers

Judy A. Rice (Birthdate: 1/26/48), President since 2003

Oversees 93 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc. and American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly various positions to Senior Vice President (1992-1999) of Prudential Securities; and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.

Robert F. Gunia (Birthdate: 12/15/46), Vice President since 2003

Oversees 167 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since June 1999) of Prudential Investments LLC (PI); Executive Vice President and Treasurer (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC (PIMS); Corporate Vice President (since September 1997) of The Prudential Insurance Company of America (Prudential); Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc, American Skandia Advisory Services, Inc., and American Skandia Fund Services, Inc.; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities Incorporated (Prudential Securities).

Jonathan D. Shain (Birthdate: 8/9/58), Secretary since 2001

Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of Prudential Insurance; Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Fund Services, Inc.; formerly Attorney with Fleet Bank, N.A. (January 1997-July 1998).

William V. Healey (Birthdate: 7/28/53), Chief Legal Officer since 2004

Principal occupations (last 5 years): Vice President and Associate General Counsel (since 1998) of Prudential; Executive Vice President and Chief Legal Officer (since February 1999) of Prudential Investments LLC; Senior Vice President, Chief Legal Officer and Secretary (since December 1998) of Prudential Investment Management Services LLC; Executive Vice President and Chief Legal Officer (since February 1999) of Prudential Mutual Fund Services LLC; Vice President and Secretary (since October 1998) of Prudential Investment Management, Inc.; Executive Vice President and Chief Legal Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Fund Services, Inc. and American Skandia Advisory Services, Inc.; Director (June 1999-June 2002 and June 2003-present) of ICI Mutual Insurance Company; prior to August 1998, Associate General Counsel of the Dreyfus Corporation (Dreyfus), a subsidiary of Mellon Bank, N.A. (Mellon Bank), and an officer and/or director of various affiliates of Mellon Bank and Dreyfus.

Maryanne Ryan (Birthdate: 10/12/64), Anti-Money Laundering Compliance Officer since 2002

Principal occupations (last 5 years): Vice President, Prudential (since November 1998), First Vice President Prudential Securities (March 1997-May 1998); Anti-Money Laundering Compliance Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.

Helene Gurian (Birthdate: 10/25/53), Acting Anti-Money Laundering Compliance Officer since 2004

Principal occupations (last 5 years): Vice President, Prudential (since July 1997). Vice President, Compliance (July 1997-January 2001); Vice President, Compliance and Risk Officer, Retail Distribution (January 2001-May 2002); Vice President, Corporate Investigations (May 2002-present) responsible for supervision of Prudential’s fraud investigations, anti-money laundering program and high technology investigation unit.

Lee D. Augsburger (Birthdate: 6/7/59), Chief Compliance Officer since 2004.

Principal occupations (last 5 years): Vice President and Chief Compliance Officer (since May 2003) of PI; Vice President and Chief Compliance Officer (since October 2000) of Prudential Investment Management, Inc.; formerly Vice President and Chief Legal Officer-Annuities (August 1999-October 2000) of Prudential Insurance Company of America; Vice President and Corporate Counsel (November 1997-August 1999) of Prudential Insurance Company of America.

Grace C. Torres (Birthdate: 6/28/59), Treasurer and Principal Financial and Accounting Officer since 1996

Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI; Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.

“Interested” Committee Member, as defined in the 1940 Act, by reason of employment with the Manager (as defined below) and/or the Distributor (as defined below).

Unless otherwise noted, the address of the Committee Members and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

There is no set term of office for Committee Members and Officers. The Independent Committee Members have adopted a retirement policy, which calls for the retirement of VCA-2’s Committee Members is included in the VCA-2’s Statement of Additional Information which is available without charge, upon request, by calling (800) 458-6333.

Committee Members on December 31 of the year in which they reach the age of 75. The table shows how long they have served as Committee Member and/or Officer.

[1]	This includes only directorships of companies required to register, or file reports with the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

Additional information about VCA-2’s Committee Members is included in the Statement of Additional Information which is available without charge, upon request, by calling (800) 458-6333.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. The phone lines are open each business day during the hours shown below. Please be sure to have your contract number available when you call.

In the past, participants who held several variable contracts at the same address received multiple copies of annual and semiannual reports. In an effort to lessen waste and reduce expenses of postage and printing, we will attempt to mail only one copy of this report based on our current records for participants with the same last name and same address. No action on your part is necessary. Upon request, we will furnish you with additional reports. The toll-free number listed on the inside back cover should be used to request additional copies. Proxy material and tax information will continue to be sent for each account of record.

Presorted

Standard

U.S. Postage

PAID

Prudential

IFS-2005-A077792    LT.RS.001    Ed. 1/31/2005

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-802-6469, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal year ended December 31, 2004, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $14,700 for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings. KPMG did not serve as the Registrant’s principal accountant during fiscal year ended December 31, 2003, so no information for that fiscal year is provided.

(b)	Audit-Related Fees

None.

(c)	Tax Fees

None.

(d)	All Other Fees

None.

(e) (1) Audit	Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process, will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage	of services referred to in 4(b)- (4)(d) that were approved by the audit committee –

Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g)	Non-Audit Fees

Not applicable to Registrant. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the last fiscal year 2004 was $33,500. KPMG did not serve as the Registrant’s principal accountant during fiscal year 2003, so no information for that fiscal year is provided.

(h)	Principal Accountants Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders:

On August 30, 2004, the Committee adopted the following nominations and communications policy:

Nominating and Governance Committee. The Nominating and Governance Committee consists of all of the VCA-2 Committee Members. The

Nominating and Governance Committee is responsible for nominating Committee Members and making recommendations to the VCA-2 Committee concerning Committee composition, committee structure and governance, Committee Member education, and governance practices. The VCA-2 Committee has determined that each member of the Nominating and Governance Committee is not an “interested person” as defined in the Investment Company Act of 1940.

The Nominating and Governance Committee Charter is available on the Fund’s website at www.prudential.com.

Selection of Committee Member Nominees: The Nominating and Governance Committee is responsible for considering Committee Member nominees at such times as it considers electing new Members to the VCA-2 Committee. The Nominating and Governance Committee may consider recommendations by business and personal contacts of current VCA-2 Committee Members and by executive search firms which the VCA-2 Committee may engage from time to time and will also consider shareholder recommendations. The Nominating and Governance Committee has not established specific, minimum qualifications that it believes must be met by a Committee Member nominee. In evaluating nominees, the Nominating and Governance Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual is would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Nominating and Governance Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the VCA-2 Committee. There are no differences in the manner in which the Nominating and Governance Committee evaluates nominees for Committee Member based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a director nominee should submit his or her recommendation in writing to the Chair of the VCA-2 Committee (Mr. W. Scott MacDonald, Jr.) or the Chair of the Nominating and Governance Committee (Mr. Saul K. Fenster, Ph.D.), in either case c/o The Prudential Variable Contract Account-2., P.O. Box 13964, Philadelphia, PA 19176. At a minimum, the recommendation should include:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that VCA-2 would be required to include in a proxy statement concerning the person if he or she was nominated;

•	the name and address of the person submitting the recommendation, together with the number of accumulation units of VCA-2 held by such person and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Nominating and Governance Committee in evaluating the recommendation.

Shareholders should note that a person who owns securities issued by Prudential Financial, Inc. (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Prudential Financial, Inc. or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

Before the Nominating and Governance Committee decides to nominate an individual as a Committee Member, Committee members and other members of the VCA-2 Committee customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a Committee Member of a registered investment company.

Shareholder Communications with Members of the VCA-2 Committee: Shareholders of VCA-2 can communicate directly with the VCA-2 Committee by writing to the Chair of the VCA-2 Committee, c/o The Prudential Variable Contract Account-2, P.O. Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Committee Member by writing to that Committee Member at The Prudential Variable Contract Account-2, P.O. Box 13964, Philadelphia, PA 19176. Such communications to the VCA-2 Committee or individual Committee Members are not screened before being delivered to the addressee.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12 – Exhibits

(a)	Code of Ethics – Attached hereto

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-2

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain
Secretary

Date    February 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date    February 23, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date    February 23, 2005

*	Print the name and title of each signing officer under his or her signature.